Accounts and Notes Receivable (Details Textual)	12 Months Ended					12 Months Ended														12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($) Segment Agreement Investment CreditFacility	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 North America retail note receivables [Member] USD ($)	Dec. 31, 2011 North America retail note receivables [Member] USD ($)	Dec. 31, 2012 Whole Sale Agreement [Member] USD ($)	Dec. 31, 2011 Whole Sale Agreement [Member] USD ($)	Dec. 31, 2012 North America [Member] USD ($) Contract Cases	Dec. 31, 2011 North America [Member] USD ($) Cases Contract	Dec. 31, 2012 Latin America [Member] USD ($)	Dec. 31, 2011 Latin America [Member] USD ($)	Aug. 31, 2012 CNH Financial Services S.A.S. [Member] USD ($)	Aug. 31, 2012 CNH Financial Services S.A.S. [Member] EUR (€)	Aug. 31, 2012 CNH Capital UK Limited [Member] USD ($)	Aug. 31, 2012 CNH Capital UK Limited [Member] GBP (£)	Dec. 31, 2012 Maximum [Member] CreditFacility	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Minimum [Member] CreditFacility	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Asset Backed Facilities [Member] USD ($)	Dec. 31, 2011 Asset Backed Facilities [Member] USD ($)	Dec. 31, 2012 Canadian master trust facility [Member] USD ($)	Dec. 31, 2012 Canadian master trust facility [Member] CAD	Dec. 31, 2012 Australian master trust facility [Member] USD ($)	Dec. 31, 2012 Australian master trust facility [Member] AUD	Dec. 31, 2012 US Master Trust Facility [Member] Renewable [Member] USD ($)	Dec. 31, 2012 US Master Trust Facility [Member] Renewable [Member] USD ($)	Dec. 31, 2012 US Master Trust Facility [Member] Renewable [Member] USD ($)	Dec. 31, 2012 US Master Trust Facility [Member] Renewable [Member] USD ($)
Accounts and Notes Receivable (Textual) [Abstract]
Conduit facilities renewable																						$ 588,000,000	586,000,000	$ 208,000,000	200,000,000	$ 200,000,000	$ 900,000,000	$ 250,000,000
Senior and related subordinate renewable																													200,000,000
Conduit facility duration under Australian master trust facility																								364 days	364 days
Total facility	11,053,000,000											528,000,000	400,000,000	106,000,000	80,000,000					5,469,000,000
Retail asset-backed transactions																				3,800,000,000	3,500,000,000
Asset-backed securities issued																				6,300,000,000	5,700,000,000
Weighted average expected remaining maturity outstanding																39 months	37 months	23 months	25 months
Private retail transactions	47,000,000	110,000,000		47,000,000	108,000,000
Asset backed facilities	2,400,000,000
Renewal period of revolving charge account	2012-10
Number of retail and finance receivable contracts								1,100	1,400
Pre-modification value of contracts								11,000,000	10,000,000
Pre-modification value of contracts						26,000,000	24,000,000	40,000,000	34,000,000	84,000,000	73,000,000
Post-modification value of contracts								10,000,000	9,000,000
Post-modification value of contracts						12,000,000	22,000,000	38,000,000	32,000,000
Number of cases provided concessions under TDRs								609	627
Defaulted amount on receivables										6,000,000	10,000,000
Number of wholesale agreements under TDRs	12	6
Revolving Finance arrangement, number of consecutive extension periods																2		1
Accounts and Notes Receivable (Additional Textual) [Abstract]
US and Canadian facilities original funding term	2 years
Terms of retail and other notes and finance leases minimum	2 years
Terms of retail other notes and finance leases maximum	6 years
Retail notes receivable	1,100,000,000	1,000,000,000
Guaranteed portfolio balance	195,000,000	310,000,000
Increased allowance for portfolio	25,000,000	116,000,000	139,000,000
Receivables greater than 60 days past due	102,000,000	157,000,000
Wrote off receivables	6,000,000	300,000,000
Allowance for credit losses	121,000,000	104,000,000
Wholesale receivables interest free period	12 months
Wholesale receivables stated original maturities	24 months
Period of wholesale securitization program	3 years
Private retail transaction number not included in entity consolidated balance sheet	3
Committed asset backed facility original term	2 years
Revolving credit facility condition for extension of facility	The agreement allows for CNH Financial Services S.A.S. to assign directly to the facility all dealer receivables (current and future) for a period of three years with the ability to extend the facility for one or two consecutive periods of one year.
Revolving Finance arrangement period	3 years
Borrowing amount of revolving charge account	$ 200,000,000
Number of portfolio segment for allowance for credit losses	3
Period for reporting of delinquency	Greater than 30 days past due
Number of days for reporting delinquency	30 days
Number of days of delinquency for the suspension of an account	120 days
Debt issued through US master trust facility, number of conduit facilities	4
Revolving Finance arrangement, duration of consecutive extension periods	1 year